Related Parties - Additional Information (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2024
Disclosure of transactions between related parties [line items]
Aggregate compensation of executive officers	$ 38,060	$ 35,906	$ 34,360
Accrued or paid key management personnel compensation	$ 8,213	7,648	$ 7,646
Salary advances, maximum salary, term (in months)	4 months
Salary advances outstanding	$ 652	$ 630
Subsequent event
Disclosure of transactions between related parties [line items]
Salary advances outstanding				$ 911
Bottom of range
Disclosure of transactions between related parties [line items]
Salary deductions, installments period (in years)	1 year
Top of range
Disclosure of transactions between related parties [line items]
Salary deductions, installments period (in years)	2 years
Pemex Industrial Transformation
Disclosure of transactions between related parties [line items]
Ownership amount	$ 6,764,527